Prospectus Supplement dated May 1, 2020
	Product Name	Prospectus Form #/Date
1.	RiverSource ® Single Premium Variable Life Insurance	S-6199 K (05/08) / May 1, 2008
2.	RiverSource Succession Select® Variable Life Insurance	S-6202 CF (4/19) / April 29, 2019
3.	RiverSource ® Variable Second-To-Die Life Insurance	S-6196 W (5/08) / May 1, 2008
4.	RiverSource ® Variable Universal Life Insurance	S-6194 CG (5/20) / May 1, 2020
5.	RiverSource ® Variable Universal Life Insurance III	S-6189 CG (5/20) / May 1, 2020
6.	RiverSource ® Variable Universal Life IV / RiverSource® Variable Universal Life IV – Estate Series	S-6418 CG (5/20) / May 1, 2020
This supplement describes proposed changes to certain variable life insurance policies listed above (the "Policies"). Please retain this supplement with your last printed prospectus for future reference.
Effective on May 4, 2020 and subject to state regulatory requirements, transfers to the fixed account will be limited so the amount of Policy value transferred to the fixed account cannot result in the value of the fixed account (excluding the loan collateral) being greater than 20% of the Policy value (excluding Policy value backing a policy loan). If the fixed account is currently 20% or more of the Policy value, we will not accept any transfers to the fixed account.
For Policies 3, 4, 5 and 6 listed in the table above, if you purchased your Policy in Texas, the effective date of these changes is June 15, 2020.
For Policies 1 and 2 listed in the table above, if you purchased your Policy in Oregon, transfers to the fixed account will be limited so the amount of Policy value transferred to the fixed account cannot result in the value of the fixed account (excluding loan collateral) being greater than 40% of the Policy value (excluding Policy value backing a policy loan). If the fixed account is currently 40% or more of the Policy value, we will not accept any transfers to the fixed account.
For Policies 3, 5 and 6 listed in the table above, if you purchased your Policy in Maryland, the limitations on transfers to the fixed account do not apply.
THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
S-6418-33 A (05/20)
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